Operating Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Operating Lease Liabilities [Abstract]
Schedule of Future Operating Lease Payments

Future operating lease payments, excluding short-term leases, as of March 31, 2024 and 2025, are detailed as follows:

	As of March 31,
	2024	2025	2025
Operating leases	S$	S$	US$
2025	1,486,401	—	—
2026	1,486,401	1,560,506	1,160,659
2027	923,744	1,286,161	956,609
2028	507,605	1,001,379	744,796
2029	362,903	632,677	470,567
2030	—	397,773	295,852
Thereafter	690,000	502,591	373,813
Total future lease payment	5,457,054	5,381,087	4,002,296
Less: Imputed interest	(729,781)	(719,672)	(535,271)
Present value of operating lease liabilities	4,727,273	4,661,415	3,467,025
Less: Current portion	(1,240,129)	(1,298,058)	(965,458)
Long-term portion of lease liabilities	3,487,144	3,363,357	2,501,567

Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases

The following table shows the weighted-average lease terms and discount rates for operating leases:

	2024	2025
Weighted average remaining lease term (Years)
Operating leases	4	3

Weighted average discount rate (%)
Operating leases	5%	6%